Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	$ 4,162
Balance, end of year	3,468	$ 4,162
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	256	224
Return on plan assets	28	32
Foreign currency translation	3	0
Purchases, sales and settlements	(5)	0
Balance, end of year	$ 282	$ 256